Convertible notes payable (Details) - Convertible notes - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Principal amount	$ 65,000	$ 65,000
Unamortized debt issuance costs	(147)	(527)
Net Carrying amount	64,853	64,473
Estimate of Fair Value Measurement | Level 3
Debt Instrument [Line Items]
Fair Value	$ 69,800	$ 66,000